UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-3207

GENERAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/05

FORM N-Q

Item 1. Schedule of Investments.

General Money Market Fund, Inc.
Statement of Investments
2/28/2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 37.1%	Amount ($)		Value ($)

Banca Monte dei Paschi di Siena SpA (London)
2.60%, 4/18/2005	100,000,000		100,000,000
Barclays Bank PLC (Yankee)
2.57%, 7/11/2005	200,000,000	a	199,981,721
Barclays Bank PLC (Yankee)
2.51%, 3/21/2005	100,000,000		100,000,000
BNP Paribas (Yankee)
2.61%, 4/11/2005	300,000,000		300,000,000
Calyon (Yankee)
2.60%, 4/4/2005	65,000,000		65,000,000
Credit Agricole Indosuez (Yankee)
2.57%, 4/26/2005	250,000,000	a	249,992,275
Credit Suisse First Boston (Yankee)
2.19%, 4/12/2005	50,000,000		50,000,000
Depfa Bank PLC (Yankee)
2.74%, 5/11/2005	100,000,000		99,993,960
HBOS PLC (London)
2.16% - 2.60%, 4/12/2005 - 4/18/2005	175,000,000		175,000,577
Natexis Banques Populaires (Yankee)
2.15% - 2.60%, 4/4/2005 - 4/12/2005	275,000,000		275,000,000
Norddeutsche Landesbank Girozentrale (London)
1.47%, 5/6/2005	200,000,000		200,001,805
Nordea Bank AB (Yankee)
2.51%, 3/22/2005	100,000,000		100,000,000
Royal Bank of Canada (Yankee)
2.45%, 3/22/2005	75,000,000		75,000,000
Toronto-Dominion Bank (Yankee)
2.45%, 3/23/2005	75,000,000		75,000,000
Washington Mutual Bank, F.A.
2.45% - 2.50%, 3/17/2005 - 3/22/2005	225,000,000		225,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,289,970,338)			2,289,970,338

Commercial Paper - 41.4%

Amstel Funding Corp.
2.76%, 5/16/2005	146,359,000	b	145,512,395
B.B.V. Finance (DE) Inc.
2.60%, 4/12/2005	25,000,000		24,924,750
Beta Finance Inc.
2.03% - 2.59%, 3/14/2005 - 4/15/2005	98,900,000	b	98,650,207
CC (USA) Inc.
2.59%, 4/11/2005 - 4/15/2005	121,550,000	b	121,183,379
Credit Suisse First Boston (USA) Inc.
2.74%, 5/13/2005	50,000,000		49,724,222
Depfa Bank PLC
2.17% - 2.61%, 4/5/2005 - 4/12/2005	200,000,000		199,496,972
FCAR Owner Trust
2.38% - 2.60%, 3/3/2005 - 4/4/2005	282,442,000		282,142,457
Harrier Finance Funding
2.39% - 2.60%, 3/2/2005 - 4/14/2005	87,000,000	b	86,850,152
HBOS Treasury Services PLC
2.45%, 3/17/2005	137,500,000		137,350,889
ING America Insurance Holdings Inc.
2.04%, 3/8/2005	40,000,000		39,984,289
K2 (USA) LLC
2.38% - 2.59%, 3/1/2005 - 4/18/2005	175,600,000	b	175,243,969
Links Finance Corp.
2.59%, 4/14/2005	50,000,000	b	49,842,944

Mont Blanc Capital Corp.
2.74%, 5/13/2005	49,316,000 b	49,043,995
Paradigm Funding LLC
2.52%, 3/23/2005	208,000,000 b	207,680,951
Royal Bank of Scotland PLC
2.60%, 4/5/2005	250,000,000	249,371,702
Santander Central Hispano Finance (DE) Inc.
2.73%, 5/10/2005	200,000,000	198,944,167
SEB Funding Inc.
2.53%, 3/22/2005	100,000,000	99,853,000
Sigma Finance Inc.
2.38% - 2.62%, 3/1/2005 - 4/12/2005	90,000,000 b	89,813,258
Skandinaviska Enskilda Banken AB
2.60%, 4/14/2005	50,000,000	49,842,333
Spintab AB
2.44%, 3/15/2005	100,000,000	99,905,500
UBS Finance Delaware LLC
2.59%, 3/1/2005	50,000,000	50,000,000
Windmill Funding Corp.
2.62%, 4/11/2005	46,500,000 b	46,361,779
Total Commercial Paper
(cost $2,551,723,310)		2,551,723,310

Corporate Notes - 15.0%

Bank of America N.A.
2.56%, 1/19/2006	150,000,000 a	150,000,000
Fifth Third Bancorp
2.57%, 11/23/2005	100,000,000 a	100,000,000
Harrier Finance Funding
2.57% - 2.63%, 10/25/2005 - 11/15/2005	180,000,000 a, b	179,986,121
Lehman Brothers Holdings Inc.
2.56%, 6/23/2005	175,000,000 a	175,000,000
Morgan Stanley & Co.
2.58%, 2/3/2006	100,000,000 a	100,000,000
Sigma Finance Inc.
2.58%, 3/22/2005	100,000,000 a, b	99,998,849
Skandinaviska Enskilda Banken AB
2.58%, 1/23/2006	120,000,000 a	119,997,705
Total Corporate Notes
(cost $924,982,675)		924,982,675

U.S. Government Agencies - 3.2%

Federal Home Loan Banks, Discount Notes
2.56%, 8/4/2005
(cost $199,957,106)	200,000,000	199,957,106

Time Deposits - 3.3%

HSBC Bank USA (Grand Cayman)
2.59%, 3/1/2005	50,000,000	50,000,000
JPMorgan Chase Bank NA (Grand Cayman)
2.59%, 3/1/2005	50,000,000	50,000,000
State Street Bank & Trust Co. (Grand Cayman)
2.50%, 3/1/2005	106,000,000	106,000,000
Total Time Deposits
(cost $206,000,000)		206,000,000

Total Investments (cost $6,172,633,429)	100.0%	6,172,633,429
Liabilities, Less Cash and Receivables	0.0%	(129,507)
Net Assets	100.0%	6,172,503,922

a Variable interest rate - subject to periodic change.
b Securities exempt from registration under Rule 144A of the Secutities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Fund's Board of Trustees.
At February 28,2005, these securities amounted to $1,350,167,999 or 21.9% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MONEY MARKET FUND, INC.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)